Principal Accounting Policies - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Wealth management products [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Short-term investments	¥ 391,736	¥ 35,422
Time deposits with original maturities between three months and one year [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Short-term investments	11,371
Level 2 [Member] | Wealth management products [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Short-term investments	391,736	¥ 35,422
Level 2 [Member] | Time deposits with original maturities between three months and one year [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Short-term investments	¥ 11,371